UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Albertson's LLC	2.1
Intelsat Jackson Holdings SA	2.0
Caesars Resort Collection LLC	2.0
Bass Pro Shops LLC.	1.6
Laureate Education, Inc.	1.3
9.0

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Technology	13.7
Telecommunications	7.3
Gaming	7.3
Services	7.2
Healthcare	6.6

Quality Diversification (% of fund's net assets)

As of March 31, 2018
BBB	2.1%
BB	34.3%
B	47.9%
CCC,CC,C	4.0%
Not Rated	5.9%
Equities	1.1%
Short-Term Investments and Net Other Assets	4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*
Bank Loan Obligations	91.4%
Nonconvertible Bonds	2.8%
Common Stocks	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.7%

 * Foreign investments – 11.1%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.4%(a)
	Principal Amount	Value
Aerospace - 0.8%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.63% 7/7/22 (b)(c)	$1,160,243	$1,169,490
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.773% 6/9/23 (b)(c)	982,528	984,984
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7065% 8/22/24 (b)(c)	992,513	995,272
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (b)(c)	405,000	401,963

TOTAL AEROSPACE		3,551,709

Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (b)(c)	500,000	501,565
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9613% 10/5/24 (b)(c)	623,438	625,464
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (b)(c)	460,000	461,440

TOTAL AIR TRANSPORTATION		1,588,469

Automotive & Auto Parts - 1.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	423,211	425,594
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.898% 2/1/25 (b)(c)	120,000	121,500
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.86% 12/31/18 (b)(c)	389,135	390,353
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 6/30/23 (b)(c)	447,691	447,480
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (b)(c)	1,604,575	1,508,300
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (b)(c)	1,425,000	1,154,250
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9039% 3/31/24 (b)(c)	342,809	344,451
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 4/18/23 (b)(c)	630,437	647,774

TOTAL AUTOMOTIVE & AUTO PARTS		5,039,702

Broadcasting - 1.2%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (b)(c)	1,496,250	1,502,175
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (c)(d)	2,035,000	1,605,330
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 12/18/20 (b)(c)	953,401	954,593
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 8/23/24 (b)(c)	661,675	662,224
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(e)	1,000,000	1,003,750

TOTAL BROADCASTING		5,728,072

Building Materials - 1.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9362% 1/2/25 (b)(c)	500,000	502,145
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (b)(c)	320,645	319,844
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (b)(c)	135,000	135,675
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 4/1/23 (b)(c)	992,500	996,639
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (b)(c)	246,884	248,304
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (b)(c)	384,038	385,478
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(c)	1,135,000	1,140,675
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (b)(c)	1,144,312	1,155,755

TOTAL BUILDING MATERIALS		4,884,515

Cable/Satellite TV - 2.3%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/28/25 (b)(c)	495,009	493,896
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.56% 5/1/24 (b)(c)	332,488	333,319
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 4/30/25 (b)(c)	5,486,250	5,504,519
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/25/26 (b)(c)	1,430,000	1,429,557
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.74% 1/15/25 (b)(c)	263,675	264,086
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/15/26 (b)(c)	1,000,000	1,004,900
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1038% 8/19/23 (b)(c)	1,583,521	1,546,910

TOTAL CABLE/SATELLITE TV		10,577,187

Capital Goods - 0.3%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/13/25 (b)(c)	635,000	635,794
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 5/18/24 (b)(c)	517,343	517,482
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (b)(c)	333,325	334,802

TOTAL CAPITAL GOODS		1,488,078

Chemicals - 2.9%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7847% 5/17/24 (b)(c)	496,250	499,352
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 11/18/23 (b)(c)	557,937	561,425
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9944% 3/29/24 (b)(c)	412,584	413,360
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/13/25 (b)(c)	425,000	427,924
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 2/13/26 (c)(e)	250,000	253,333
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (b)(c)	992,500	995,805
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 3/8/25 (b)(c)	500,000	502,750
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	769,692	774,117
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/7/20 (b)(c)	803,466	805,780
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 6/30/22 (b)(c)	836,399	836,399
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 3/13/25 (b)(c)	750,000	753,435
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/11/24 (b)(c)	1,127,175	1,131,402
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (b)(c)	299,250	300,324
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.25% 5/12/22 (b)(c)	406,303	405,795
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 9/6/24 (b)(c)	746,250	748,817
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	539,810	544,420
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	1,245,715	1,256,354
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (b)(c)	488,750	489,424
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 7/1/24 (b)(c)	519,674	522,922
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 8/8/24 (b)(c)	407,950	409,990
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (c)(e)	232,105	232,783
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (c)(e)	397,895	399,057

TOTAL CHEMICALS		13,264,968

Consumer Products - 1.1%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (b)(c)	368,379	363,498
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 2/15/23 (b)(c)	1,672,024	1,687,708
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.648% 1/26/24 (b)(c)	479,551	480,409
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4464% 11/29/24 (b)(c)	2,468,750	2,495,758

TOTAL CONSUMER PRODUCTS		5,027,373

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.125% 2/1/24 (b)(c)	407,735	392,955
Containers - 2.0%
Berlin Packaging, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0303% 10/1/21 (b)(c)	1,503,067	1,508,914
Berry Global, Inc.:
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/6/21 (b)(c)	1,213,791	1,218,343
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.8231% 10/1/22 (b)(c)	1,859,876	1,868,023
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (b)(c)	248,125	249,232
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/16/24 (b)(c)	401,963	402,565
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/22/24 (b)(c)	741,280	745,727
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (c)(e)	740,000	746,357
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/3/22 (b)(c)	99,699	100,103
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 10/14/24 (b)(c)	263,675	264,862
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9375% 7/26/23 (b)(c)	359,525	360,424
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/5/23 (b)(c)	1,699,848	1,707,735

TOTAL CONTAINERS		9,172,285

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (b)(c)	990,000	993,990
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(c)	1,105,000	1,109,608
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.88% 4/27/24 (b)(c)	1,265,438	1,268,829
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0003% 2/13/25 (b)(c)	550,000	550,688
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/6/23 (b)(c)	1,605,000	1,611,356
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (b)(c)	190,000	190,238
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 7/14/22 (b)(c)	748,820	757,244
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (b)(c)	1,351,925	1,351,925
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (b)(c)	557,474	558,868
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3/22/25 (c)(e)	430,000	430,538
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (b)(c)	1,045,000	1,044,133
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0714% 9/9/22 (b)(c)	1,000,000	996,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (b)(c)	569,732	570,017
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.13% 7/3/24 (b)(c)	496,250	501,213
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (b)(c)	567,150	569,986
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7864% 12/5/20 (b)(c)	377,787	379,676
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (b)(c)	1,349,906	1,372,692
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(f)	59,524	59,747
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (b)(c)	438,274	439,917
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (b)(c)(g)	740,625	735,070
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (b)(c)	498,750	505,608
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 4/9/23 (b)(c)	1,432,377	1,435,657
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 8/18/23 (b)(c)	814,688	818,378

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,251,628

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (b)(c)	660,000	660,825
Energy - 4.8%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3769% 5/18/23 (b)(c)	1,082,274	1,090,391
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0389% 6/22/24 (b)(c)	881,459	885,867
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (b)(c)	1,925,000	2,172,247
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(c)	1,750,000	1,773,520
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(c)	2,770,000	2,938,665
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (b)(c)	1,500,000	1,485,000
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (b)(c)	1,617,848	1,619,191
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/13/25 (c)(e)	390,000	390,733
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	297,548	244,733
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	29,418	24,417
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.6269% 3/28/22 (b)(c)	742,500	729,350
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 4/16/21 (b)(c)	1,128,946	1,131,768
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7864% 3/1/24 (b)(c)	1,000,000	1,000,630
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (b)(c)	1,940,993	1,783,287
Lucid Energy Group Ii LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7864% 1/31/25 (b)(c)	1,000,000	993,130
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 10/30/24 (b)(c)	773,063	771,130
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (b)(c)	390,377	326,289
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 12/9/21 (b)(c)	1,379,479	1,248,428
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 6/26/22 (b)(c)	981,018	986,846
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/8/22 (b)(c)	259,350	260,566

TOTAL ENERGY		21,856,188

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/23 (b)(c)	356,400	357,141
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/22 (b)(c)	488,750	489,669
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 7/8/22 (b)(c)	785,795	785,465
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (b)(c)	215,000	212,313
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1369% 1/23/25 (b)(c)	205,000	206,538
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 1/23/26 (b)(c)	25,000	25,500

TOTAL ENTERTAINMENT/FILM		2,076,626

Environmental - 0.6%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1157% 8/1/24 (b)(c)	264,338	265,659
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.846% 12/18/20 (b)(c)	925,142	929,869
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 9/28/24 (b)(c)	458,850	460,979
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (b)(c)	902,036	907,674

TOTAL ENVIRONMENTAL		2,564,181

Food & Drug Retail - 4.0%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (b)(c)	498,785	501,902
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/25/21 (b)(c)	7,083,067	6,992,120
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	1,189,809	1,173,449
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (b)(c)	1,099,871	1,087,805
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (b)(c)	1,447,987	1,452,808
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (b)(c)	1,996,357	1,989,290
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 11/25/20 (b)(c)	74,648	74,275
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.2519% 11/25/22 (b)(c)	2,071,725	2,063,086
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8082% 6/16/23 (b)(c)	738,787	740,176
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (b)(c)	975,909	979,939
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (b)(c)	1,090,715	1,073,678

TOTAL FOOD & DRUG RETAIL		18,128,528

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 3/20/24 (b)(c)	262,355	264,404
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 12/16/23 (b)(c)	493,750	495,295
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/7/23 (b)(c)	1,264,741	1,270,015
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 6/28/20 (b)(c)	677,536	611,476
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 2/6/25 (c)(e)	315,000	314,134
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 5/24/24 (b)(c)	1,920,487	1,923,368
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (b)(c)	1,085,000	1,000,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.2395% 6/30/21 (b)(c)	752,453	750,255
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 6/27/23 (b)(c)	1,228,125	1,235,383

TOTAL FOOD/BEVERAGE/TOBACCO		7,865,243

Gaming - 7.2%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/23 (b)(c)	478,226	480,818
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 2/15/24 (b)(c)	581,160	587,698
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (b)(c)	1,409,752	1,416,208
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2363% 9/15/23 (b)(c)	689,302	692,438
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 12/22/24 (b)(c)	8,977,500	9,034,577
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 12/27/24 (b)(c)	329,175	329,998
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (b)(c)	526,032	524,717
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1282% 4/17/24 (b)(c)	1,049,126	1,051,749
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/15/24 (c)(e)	935,000	935,972
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7503% 3/13/25 (b)(c)	905,000	910,937
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.88% 10/20/24 (b)(c)	1,995,000	2,003,738
3 month U.S. LIBOR + 7.000% 8.86% 10/20/25 (b)(c)	500,000	502,500
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9788% 10/4/23 (b)(c)	4,838,517	4,880,273
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8769% 4/25/24 (b)(c)	362,263	362,444
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 4/25/21 (b)(c)	632,813	635,186
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 10/14/23 (b)(c)	340,533	339,471
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7219% 8/14/24 (b)(c)	3,897,175	3,909,568
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 7/6/24 (b)(c)	995,000	998,025
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 6/8/23 (b)(c)	1,702,138	1,706,563
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 11/27/20 (b)(c)	543,870	546,590
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.63% 12/31/21 (b)(c)	810,000	808,485
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 5/31/24 (b)(c)	463,307	465,915

TOTAL GAMING		33,123,870

Healthcare - 5.9%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.1269% 8/30/24 (b)(c)	358,200	359,096
3 month U.S. LIBOR + 7.000% 8.8769% 8/30/25 (b)(c)	190,000	190,950
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/22/24 (b)(c)	759,263	758,549
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 12/31/19 (b)(c)	800,818	780,133
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (b)(c)	1,638,799	1,573,018
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (b)(c)	385,000	387,568
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (b)(c)	250,000	249,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (b)(c)	380,000	377,389
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.88% 12/1/23 (b)(c)	1,039,348	1,042,466
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1539% 5/19/24 (b)(c)	498,744	501,028
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (b)(c)	406,925	407,942
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/13/25 (b)(c)	1,000,000	1,007,340
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/18/23 (b)(c)	2,849,262	2,860,403
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (b)(c)	408,375	411,438
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (b)(c)	609,072	610,595
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (b)(c)	844,380	847,758
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 7/31/22 (b)(c)	449,786	436,855
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (b)(c)	2,930,790	2,953,504
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 8/11/24 (b)(c)	1,412,439	1,412,439
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.3769% 10/21/24 (b)(c)	336,660	340,448
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 10/21/23 (b)(c)	493,750	496,219
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1875% 2/22/24 (b)(c)	660,000	660,000
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 6/23/24 (b)(c)	655,848	658,852
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (b)(c)	1,000,000	1,001,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (b)(c)	2,441,400	2,449,530
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.24% 4/1/22 (b)(c)	3,055,663	3,086,800
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.398% 2/11/23 (b)(c)	445,221	448,840
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6642% 12/1/24 (b)(c)	748,125	744,384

TOTAL HEALTHCARE		27,053,857

Homebuilders/Real Estate - 2.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1829% 11/4/21 (b)(c)	1,474,704	1,466,505
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (b)(c)	711,643	714,938
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 1/30/24 (b)(c)	45,187	45,397
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/23/25 (b)(c)	1,393,990	1,396,820
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3/29/25 (c)(e)	1,000,000	1,000,000
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9613% 2/8/25 (b)(c)	1,480,227	1,487,391
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8538% 12/22/24 (b)(c)	2,863,636	2,871,397

TOTAL HOMEBUILDERS/REAL ESTATE		8,982,448

Hotels - 1.6%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (b)(c)	469,518	471,866
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/30/23 (b)(c)	2,309,711	2,321,259
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.8715% 10/25/23 (b)(c)	731,989	735,510
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (b)(c)	946,394	947,284
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (b)(c)	1,628,948	1,636,686
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (c)(e)	1,225,000	1,228,063

TOTAL HOTELS		7,340,668

Insurance - 2.7%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	1,624,014	1,642,284
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 8/14/22 (b)(c)	1,155,642	1,162,068
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5872% 1/25/24 (b)(c)	493,750	496,219
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/3/23 (b)(c)	1,801,674	1,813,223
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/4/22 (b)(c)	2,194,568	2,206,924
3 month U.S. LIBOR + 6.000% 7.8769% 8/4/25 (b)(c)	1,275,000	1,307,831
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8388% 10/2/20 (b)(c)	1,584,745	1,592,447
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (b)(c)	1,840,750	1,843,824
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/30/23 (b)(c)	492,500	496,504

TOTAL INSURANCE		12,561,324

Leisure - 2.4%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 5/30/21 (b)(c)	492,736	496,432
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/28/25 (b)(c)	2,000,000	1,996,600
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/1/24 (b)(c)	2,807,956	2,800,936
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 9/8/24 (b)(c)	250,000	255,625
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 3/8/24 (b)(c)	742,519	746,848
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 7/1/20 (b)(c)	375,155	377,968
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/31/24 (b)(c)	1,132,163	1,136,884
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 6/10/22 (b)(c)	1,459,087	1,460,298
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (b)(c)	300,000	300,249
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 12/15/24 (b)(c)	1,496,250	1,507,846

TOTAL LEISURE		11,079,686

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5907% 3/21/25 (b)(c)	695,000	698,475
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (b)(c)	1,699,556	1,436,125

TOTAL METALS/MINING		2,134,600

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (b)(c)	1,138,500	1,142,360
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (b)(c)	1,399,425	1,405,331

TOTAL PAPER		2,547,691

Publishing/Printing - 2.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0364% 6/7/23 (b)(c)	2,235,606	2,030,332
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (b)(c)	1,264,051	1,208,142
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (b)(c)	1,538,693	1,550,664
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/29/21 (b)(c)	1,458,750	1,329,286
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.107% 3/6/25 (b)(c)	690,000	695,175
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.8769% 5/4/22 (b)(c)	2,288,745	2,258,419
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (b)(c)	733,149	738,648
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 10/31/24 (b)(c)	413,963	415,515
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/24/21 (b)(c)	974,551	987,035
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/24/22 (b)(c)	1,757,462	1,762,401

TOTAL PUBLISHING/PRINTING		12,975,617

Restaurants - 0.7%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2937% 2/17/24 (b)(c)	813,026	813,197
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 2/14/21 (b)(c)	907,701	852,858
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5364% 3/16/26 (b)(c)	50,000	50,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0364% 3/16/25 (b)(c)	185,000	185,833
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1269% 7/28/21 (b)(c)	989,828	991,689
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.9142% 2/1/25 (b)(c)	530,000	532,486

TOTAL RESTAURANTS		3,426,626

Services - 7.0%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 9/26/21 (b)(c)	569,260	475,713
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(c)	695,000	687,723
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(c)	2,248,700	2,245,619
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 10/19/23 (b)(c)	1,473,750	1,480,013
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/11/25 (b)(c)	1,995,000	2,007,469
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0012% 6/21/24 (b)(c)	1,240,625	1,250,786
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8816% 11/7/23 (b)(c)	464,827	467,151
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (b)(c)	1,872,587	1,882,737
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (b)(c)	500,000	500,210
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3/27/25 (c)(e)	490,000	491,225
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 2/26/25 (b)(c)	310,000	311,293
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.13% 2/26/26 (b)(c)	25,000	25,146
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 11/21/24 (b)(c)	997,500	987,525
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (b)(c)	407,289	408,988
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (b)(c)	1,468,884	1,474,848
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(c)	500,000	506,250
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 4/26/24 (b)(c)	5,942,400	5,968,012
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (b)(c)	1,845,000	1,839,613
On Assignment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/2/25 (c)(e)	375,000	376,174
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 5/2/22 (b)(c)	2,506,508	2,524,179
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/29/25 (b)(c)	320,000	321,802
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (b)(c)	351,433	354,508
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.13% 3/23/24 (b)(c)	480,150	481,230
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/8/23 (b)(c)	987,500	990,324
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.1269% 10/3/23 (b)(c)	1,260,896	1,268,096
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 9/26/24 (b)(c)	417,945	420,139
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 5/14/22 (b)(c)	1,256,951	1,263,236
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 5/14/23 (b)(c)(g)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 12/7/23 (b)(c)	987,500	992,023

TOTAL SERVICES		32,303,982

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (b)(c)	403,988	406,310
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (b)(c)	687,055	690,147

TOTAL STEEL		1,096,457

Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7766% 7/2/22 (b)(c)	1,376,449	1,094,277
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8769% 9/25/24 (b)(c)	7,207,815	7,135,737
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.1905% 2/3/25 (b)(c)	500,000	500,780
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1905% 2/3/24 (b)(c)	2,949,640	2,945,629
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 11/17/24 (b)(c)	995,000	995,995
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (b)(c)	348,702	296,686
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 8/19/23 (b)(c)	591,019	591,557
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (b)(c)	2,404,717	2,350,996
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.4874% 8/19/22 (b)(c)	1,401,976	1,406,364
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (b)(c)	1,435,300	1,048,573
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.68% 3/11/22 (b)(c)	1,091,314	873,422
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/8/24 (b)(c)	995,000	1,002,671
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	1,281,577	3,422

TOTAL SUPER RETAIL		20,246,109

Technology - 13.6%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 8/16/23 (b)(c)	676,277	679,996
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (b)(c)	210,000	210,876
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (b)(c)	990,000	991,238
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/28/25 (b)(c)	495,000	499,024
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/16/22 (b)(c)	434,042	434,042
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/15/20 (b)(c)	1,055,175	1,056,758
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8613% 3/20/24 (b)(c)	495,000	494,693
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/15/21 (b)(c)	1,321,778	1,336,648
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 11/29/24 (b)(c)	750,000	753,750
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 9/7/23 (b)(c)	1,359,917	1,361,046
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (c)(f)	34,355	34,269
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(c)	1,480,000	1,495,732
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9563% 2/9/23 (b)(c)	1,826,293	1,837,707
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9842% 1/31/24 (b)(c)	319,632	320,431
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.13% 6/1/22 (b)(c)	1,428,344	1,433,929
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9613% 3/8/26 (b)(c)	110,000	110,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9613% 3/8/25 (b)(c)	250,000	249,533
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (b)(c)	389,025	392,266
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (b)(c)	250,000	253,595
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1215% 7/10/22 (b)(c)	5,098,925	5,105,809
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 4/22/23 (b)(c)	383,454	384,892
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 2/15/24 (b)(c)	993,204	995,687
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/22 (b)(c)	436,692	440,124
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 12/21/24 (b)(c)	748,125	748,746
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/1/22 (b)(c)	1,233,778	1,235,666
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (b)(c)	1,570,000	1,626,253
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (b)(c)	2,382,000	2,396,078
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (b)(c)	1,599,857	1,570,116
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(c)	500,000	477,000
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/16/22 (b)(c)	745,985	745,522
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/20/21 (b)(c)	150,000	148,125
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (b)(c)	2,709,104	2,676,947
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (b)(c)	393,057	388,391
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0435% 2/7/25 (b)(c)	830,000	827,410
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (b)(c)	2,005,586	2,024,799
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (b)(c)	750,000	757,875
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5266% 9/15/24 (b)(c)	497,500	497,410
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7422% 1/15/23 (b)(c)	346,710	346,950
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (c)(f)	45,522	45,511
3 month U.S. LIBOR + 3.250% 5.1269% 12/1/24 (b)(c)	564,478	564,336
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (b)(c)	250,000	250,938
Omnitracs Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0211% 3/19/25 (b)(c)	500,000	500,625
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7867% 11/3/23 (b)(c)	2,428,987	2,418,736
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (b)(c)	1,676,173	1,681,068
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (b)(c)	1,105,000	1,106,845
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6269% 3/3/23 (b)(c)	1,336,762	1,339,034
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (b)(c)	2,237,184	2,242,374
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (b)(c)	559,046	561,752
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (b)(c)	6,369	6,400
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (c)(e)	2,211,195	2,221,101
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (c)(e)	788,805	792,339
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (b)(c)	1,541,092	1,549,491
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7179% 3/9/23 (b)(c)	1,250,000	1,263,363
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/1/24 (b)(c)	1,736,875	1,745,021
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.38% 12/4/20 (b)(c)	252,779	253,464
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 5/12/21 (b)(c)	623,974	623,974
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (c)(e)	500,000	500,625
3 month U.S. LIBOR + 2.500% 4.3769% 9/28/24 (b)(c)	995,000	996,244
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 3/21/25 (c)(e)	1,500,000	1,505,625
3 month U.S. LIBOR + 4.000% 5.8769% 7/13/23 (b)(c)	663,266	665,044
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7766% 8/7/24 (b)(c)	1,250,000	1,256,025
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/1/23 (b)(c)	913,205	918,657

TOTAL TECHNOLOGY		62,348,475

Telecommunications - 6.7%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	496,250	485,705
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	498,750	489,089
Autodata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.015% 12/14/24 (b)(c)	595,000	595,744
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.02% 5/25/24 (b)(c)	1,527,825	1,519,238
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.64% 12/22/23 (b)(c)	495,000	498,713
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.63% 3/31/21 (b)(c)	1,560,222	1,543,653
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.63% 6/15/24 (b)(c)	3,528,668	3,477,961
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1875% 1/9/24 (b)(c)	320,938	321,018
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (b)(c)	6,675,000	6,675,000
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (b)(c)	1,000,000	1,025,710
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,542,477
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1113% 2/22/24 (b)(c)	2,415,000	2,419,154
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0364% 7/17/25 (b)(c)	959,003	955,608
Neustar, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/8/24 (b)(c)	800,975	803,314
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (b)(c)	742,500	714,656
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	1,544,521	1,534,867
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 1/31/25 (b)(c)	2,250,000	2,255,625
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 11/1/24 (b)(c)	1,246,875	1,260,129
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (b)(c)	500,000	504,375
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	1,593,486	1,541,698
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/17/23 (b)(c)	817,461	819,848

TOTAL TELECOMMUNICATIONS		30,983,582

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8042% 6/15/23 (b)(c)	413,700	414,734
Transportation Ex Air/Rail - 0.4%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (b)(c)	987,500	980,913
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (b)(c)	1,045,001	1,051,532

TOTAL TRANSPORTATION EX AIR/RAIL		2,032,445

Utilities - 3.7%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6701% 11/30/23 (b)(c)	1,001,510	1,005,266
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.6038% 2/7/24 (b)(c)	2,268,930	2,281,795
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 11/28/24 (b)(c)	748,125	755,142
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 9/18/21 (c)(d)	1,277,322	778,630
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (b)(c)	860,675	842,386
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (b)(c)	2,407,651	2,430,234
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.24% 6/13/20 (b)(c)	2,025,264	2,033,710
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.8538% 2/15/24 (b)(c)	891,001	889,664
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (b)(c)	1,860,168	1,831,112
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.39% 3/13/25 (b)(c)	500,000	504,375
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 8/4/23 (b)(c)	2,010,268	2,022,551
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (b)(c)	357,143	359,325
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 12/9/23 (b)(c)	493,750	497,453
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0582% 12/14/23 (b)(c)	740,625	744,750

TOTAL UTILITIES		16,976,393

TOTAL BANK LOAN OBLIGATIONS
(Cost $421,009,308)		419,747,096

Nonconvertible Bonds - 2.8%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (h)	250,000	243,750
Chemicals - 0.2%
TPC Group, Inc. 8.75% 12/15/20 (h)	760,000	763,572
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (b)(c)(h)	520,000	526,500
Energy - 0.4%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	471,438
7% 6/30/24	500,000	553,125
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(h)	500,000	499,826
6.875% 6/15/25 (h)	420,000	439,950

TOTAL ENERGY		1,964,339

Gaming - 0.1%
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	285,750
Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	428,381
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	1,500,000	1,441,875
7.5% 1/1/22 (h)	240,000	252,900
THC Escrow Corp. III 5.125% 5/1/25 (h)	500,000	480,625
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	235,000	228,773
9% 12/15/25 (h)	315,000	313,031

TOTAL HEALTHCARE		3,145,585

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	325,000	331,110
7.25% 11/30/21 (h)	500,000	520,625

TOTAL LEISURE		851,735

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	515,000
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)(h)	760,000	342,000
Services - 0.2%
APX Group, Inc.:
7.625% 9/1/23	500,000	517,500
7.875% 12/1/22	425,000	441,001
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	85,000	88,719

TOTAL SERVICES		1,047,220

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	295,000	282,463
PetSmart, Inc. 5.875% 6/1/25 (h)	335,000	242,038

TOTAL SUPER RETAIL		524,501

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (h)	293,000	294,305
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	882,000
SFR Group SA:
6.25% 5/15/24 (h)	515,000	485,388
7.375% 5/1/26 (h)	855,000	814,388

TOTAL TELECOMMUNICATIONS		2,181,776

TOTAL NONCONVERTIBLE BONDS
(Cost $13,246,359)		12,686,033
	Shares	Value

Common Stocks - 1.1%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,923,376
Energy - 0.4%
Expro Holdings U.S., Inc. (g)	62,178	1,212,471
Expro Holdings U.S., Inc. (g)(h)	22,818	444,951

TOTAL ENERGY		1,657,422

Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	25,939	726,551
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	282,557
Telecommunications - 0.1%
Consolidated Communications Holdings, Inc.	24,820	272,027
TOTAL COMMON STOCKS
(Cost $7,248,612)		4,861,933

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(i)
(Cost $29,756)	30,108	30,108

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $30,762,581)	30,760,138	30,766,290
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $472,296,616)		468,091,460
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,971,631)
NET ASSETS - 100%		$459,119,829

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $139,401 and $139,527, respectively.

 (g) Level 3 security

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,204,539 or 2.2% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$216,500
Fidelity Securities Lending Cash Central Fund	142
Total	$216,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$282,557	$282,557	$--	$--
Energy	2,383,973	726,551	--	1,657,422
Materials	1,923,376	1,923,376	--	--
Telecommunication Services	272,027	272,027	--	--
Bank Loan Obligations	419,747,096	--	418,710,076	1,037,020
Corporate Bonds	12,686,033	--	12,686,033	--
Other	30,108	--	--	30,108
Money Market Funds	30,766,290	30,766,290	--	--
Total Investments in Securities:	$468,091,460	$33,970,801	$431,396,109	$2,724,550

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Luxembourg	4.8%
Netherlands	1.1%
Canada	1.1%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $441,534,035)	$437,325,170
Fidelity Central Funds (cost $30,762,581)	30,766,290
Total Investment in Securities (cost $472,296,616)		$468,091,460
Cash		595,466
Receivable for investments sold		5,394,559
Receivable for fund shares sold		227,878
Dividends receivable		7,692
Interest receivable		2,904,123
Distributions receivable from Fidelity Central Funds		39,561
Total assets		477,260,739
Liabilities
Payable for investments purchased	$18,077,289
Payable for fund shares redeemed	48,689
Other payables and accrued expenses	14,932
Total liabilities		18,140,910
Net Assets		$459,119,829
Net Assets consist of:
Paid in capital		$478,876,640
Undistributed net investment income		1,668,314
Accumulated undistributed net realized gain (loss) on investments		(17,219,969)
Net unrealized appreciation (depreciation) on investments		(4,205,156)
Net Assets		$459,119,829

Net Asset Value, offering price and redemption price per share ($459,119,829 ÷ 48,283,655 shares)		$9.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$216,528
Interest		11,277,593
Income from Fidelity Central Funds		216,642
Total income		11,710,763
Expenses
Custodian fees and expenses	$15,175
Independent trustees' fees and expenses	824
Miscellaneous	928
Total expenses before reductions	16,927
Expense reductions	(3,726)	13,201
Net investment income (loss)		11,697,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(80,433)
Total net realized gain (loss)		(80,433)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,300,807
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		1,300,806
Net gain (loss)		1,220,373
Net increase (decrease) in net assets resulting from operations		$12,917,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,697,562	$21,061,266
Net realized gain (loss)	(80,433)	(180,539)
Change in net unrealized appreciation (depreciation)	1,300,806	2,652,418
Net increase (decrease) in net assets resulting from operations	12,917,935	23,533,145
Distributions to shareholders from net investment income	(12,129,838)	(20,200,034)
Share transactions - net increase (decrease)	9,395,384	6,719,421
Total increase (decrease) in net assets	10,183,481	10,052,532
Net Assets
Beginning of period	448,936,348	438,883,816
End of period	$459,119,829	$448,936,348
Other Information
Undistributed net investment income end of period	$1,668,314	$2,100,590

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$9.42	$9.46	$10.33	$10.58	$10.69
Income from Investment Operations
Net investment income (loss)A	.246	.445	.438	.457	.468	.538
Net realized and unrealized gain (loss)	.029	.053	(.028)	(.534)	.002	.083
Total from investment operations	.275	.498	.410	(.077)	.470	.621
Distributions from net investment income	(.255)	(.428)	(.450)	(.434)	(.439)	(.460)
Distributions from net realized gain	–	–	–	(.359)	(.281)	(.271)
Total distributions	(.255)	(.428)	(.450)	(.793)	(.720)	(.731)
Net asset value, end of period	$9.51	$9.49	$9.42	$9.46	$10.33	$10.58
Total ReturnB,C	2.93%	5.38%	4.59%	(.80)%	4.58%	6.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.49%	.75%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.01%F	.49%	.75%	.72%	.72%	.72%
Expenses net of all reductions	.01%F	.48%	.75%	.72%	.72%	.72%
Net investment income (loss)	5.19%F	4.71%	4.78%	4.61%	4.46%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$459,120	$448,936	$203,368	$205,782	$430,191	$781,842
Portfolio turnover rateG	63%F	75%	46%	42%	61%	87%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Floating Rate High Income.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,008,096
Gross unrealized depreciation	(9,265,197)
Net unrealized appreciation (depreciation)	$(3,257,101)
Tax cost	$471,348,561

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(17,089,452)
Total capital loss carryforward	$(17,089,452)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $145,218,564 and $135,599,171, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $928 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142, including $41 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,726.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2018	Year ended September 30, 2017
From net investment income
Series Floating Rate High Income	$12,129,838	$10,382,224
Class F	–	9,817,810
Total	$12,129,838	$20,200,034

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2018	Year ended September 30, 2017	Six months ended March 31, 2018	Year ended September 30, 2017
Series Floating Rate High Income
Shares sold	1,615,923	27,818,784	$15,374,225	$264,319,371
Reinvestment of distributions	1,275,030	1,045,829	12,129,150	9,936,421
Shares redeemed	(1,904,418)	(3,161,133)	(18,107,991)	(30,055,500)
Net increase (decrease)	986,535	25,703,480	$9,395,384	$244,200,292
Class F
Shares sold	–	2,131,730	$–	$20,330,298
Reinvestment of distributions	–	942,568	–	8,956,671
Shares redeemed	–	(28,083,629)	–	(266,767,840)
Net increase (decrease)	–	(25,009,331)	$–	$(237,480,871)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Series Floating Rate High Income	.01%
Actual		$1,000.00	$1,029.30	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFR-SANN-0518
1.924293.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018